Cost of goods sold and services provided	12 Months Ended
Jun. 30, 2019
Cost of Goods Sold and Services Provided [Abstract]
Cost of goods sold and services provided

24.	Cost of goods sold and services provided

	June 30, 2019	June 30, 2018
Inventories at the beginning of the year (*)	16,421	20,904
IFRS 15 adjustment	(5,825)	-
Purchases and expenses (**)	39,271	109,946
Capitalized finance costs	12	17
Currency translation adjustment	(987)	7,846
Transfers	104	(490)
Assets incorporated by business combinations	-	593
Deconsolidation	-	(9,764)
Inventories at the end of the year (*)	(6,996)	(16,421)
Total costs	42,000	112,631

(**)	Includes the cost of goods sold from Shufersal which was reclassified as discontinued operations for an amount of Ps. 77,985, as of June 30, 2018.

(*)	Inventories includes trading properties and inventories.

The following table presents the composition of the Group's inventories for the years ended June 30, 2019 and 2018:

	June 30, 2019	June 30, 2018
Real estate	5,898	15,560
Telecommunications	1,098	842
Others	-	19
Total inventories at the end of the year (*)	6,996	16,421